CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Common and preferred equity	$ 28.2	$ 26.5
Corporate leverage	$ 5.7	$ 4.5
Debt-to-total capitalization	16.00%	14.00%